Pensions and other post-employment benefits - Investment Strategies (Details) - Defined benefit plans and post-retirement benefits plans - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Investment strategies
Equity securities	€ 1,086	€ 1,359
Fixed income securities	16,234	18,896
Insurance contracts	790	981
Real estate	1,297	1,224
Short-term investments	482	1,646
Other	2,802	3,022
Total plan assets	€ 22,691	€ 27,128
Equity securities (as a percent)	5.00%	5.00%
Debt securities (as a percent)	71.00%	70.00%
Insurance contracts (as a percent)	4.00%	4.00%
Real estate (as a percent)	6.00%	4.00%
Short-term investments (as a percent)	2.00%	6.00%
Other (as a percent)	12.00%	11.00%
Total (as a percent)	100.00%	100.00%
Level 1
Investment strategies
Equity securities	€ 1,086	€ 1,359
Fixed income securities	16,070	18,732
Short-term investments	482	1,646
Other	93	107
Total plan assets	17,731	21,844
Unquoted
Investment strategies
Fixed income securities	164	164
Insurance contracts	790	981
Real estate	1,297	1,224
Other	2,709	2,915
Total plan assets	€ 4,960	€ 5,284